Subsequent Events (Details) - Schedule of bank issued subordinated bonds - USTDW70320 [Member] $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Subsequent Events (Details) - Schedule of bank issued subordinated bonds [Line Items]
Annual intrest rate	3.46%
Issuance date	Jan. 07, 2022
Issuance amount	$ 1,065,000
Maturity date	Jan. 09, 2028
Annual intrest rate	3.46%
Issuance date	Jan. 07, 2022
Issuance amount	$ 335,000
Maturity date	Jan. 09, 2028
Annual intrest rate	3.56%
Issuance date	Jan. 07, 2022
Issuance amount	$ 1,800,000
Maturity date	Jan. 09, 2028
Annual intrest rate	3.56%
Issuance date	Jan. 07, 2022
Issuance amount	$ 100,000
Maturity date	Jan. 09, 2028